                   SUPPLEMENT TO THE COMMON CLASS PROSPECTUS

                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND

The following information supercedes certain information contained in the fund's Prospectus.

The following information replaces the information set forth on pages 8 and 9 of the fund's prospectus:

                          AVERAGE ANNUAL TOTAL RETURNS

                                                ONE YEAR    FIVE YEARS      LIFE OF      INCEPTION
PERIOD ENDED 12/31/02:                            2002      1998-2002        CLASS         DATE
INTERNATIONAL FOCUS FUND
RETURN BEFORE TAXES                             -18.64%         0.31%         1.04%       3/31/97
---------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS             -18.74%        -1.01%        -0.43%
---------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
OF FUND SHARES                                  -11.37%         0.13%         0.58%
---------------------------------------------------------------------------------------
MSCI EAFE INDEX(1)
(REFLECTS NO DEDUCTION FOR FEES, EXPENSE OR
TAXES)                                          -15.66%        -2.62%        -1.67%
---------------------------------------------------------------------------------------
EMERGING MARKETS FUND
RETURN BEFORE TAXES                             -13.66%        -7.38%        -4.31%      12/30/94
---------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS             -13.66%        -7.11%        -4.43%
---------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
OF FUND SHARES                                   -8.39%        -5.43%        -3.22%
---------------------------------------------------------------------------------------
MSCI EMERGING MARKETS FREE INDEX(2)
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
TAXES)                                           -6.00%        -4.58%        -2.73%
---------------------------------------------------------------------------------------
GLOBAL POST-VENTURE CAPITAL FUND
RETURN BEFORE TAXES                             -34.52%         2.83%         3.73%       9/30/96
---------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS             -34.52%         2.06%         2.88%
---------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
OF FUND SHARES                                  -21.20%         2.31%         2.94%
---------------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX(3)
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
TAXES)                                          -30.26%        -6.59%        -3.40%
---------------------------------------------------------------------------------------
LIPPER GLOBAL FUNDS INDEX(4)
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
TAXES)                                          -18.65%        -0.80%         2.25%
---------------------------------------------------------------------------------------
MSCI WORLD INDEX(5)
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
TAXES)                                          -21.07%        -3.29%        -0.20%
---------------------------------------------------------------------------------------
RUSSELL MIDCAP GROWTH INDEX(6)
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
TAXES)                                          -27.41%        -1.82%         2.26%

(1) The Morgan Stanley Capital International EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc.

(2) The Morgan Stanley Capital International EMF (Emerging Markets Free) Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc.

(3) The Russell 2000(R) Growth Index measures the performance of those companies in the 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged Index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company.

(4) The Lipper Global Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying equity funds classified by Lipper Inc. as global. It is compiled by Lipper Inc.

(5) The Morgan Stanley Capital International World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. It is the exclusive property of Morgan Stanley Capital International Inc.

(6) The Russell MidCap(R) Growth Index measures the performance of those companies in the Russell MidCap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company.

Dated: March 25, 2003                                              WPISF-16-0303
                                                                   2003-017

                 SUPPLEMENT TO THE CLASS A, B AND C PROSPECTUS

                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND

The following information supercedes certain information contained in the fund's Prospectus.

The following information replaces the information set forth on page 7 of the fund's prospectus:

                          AVERAGE ANNUAL TOTAL RETURNS

                                                             ONE YEAR      LIFE OF      INCEPTION
PERIOD ENDED 12/31/02:                                         2002         CLASS         DATE
CLASS A RETURN BEFORE TAXES                                  -38.40%        -30.68%      7/31/01
---------------------------------------------------------------------------------------
CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS                  -38.40%        -30.68%
---------------------------------------------------------------------------------------
CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF
FUND SHARES                                                  -23.58%        -24.14%
---------------------------------------------------------------------------------------
CLASS B RETURN BEFORE TAXES                                  -37.65%        -29.71%      7/31/01
---------------------------------------------------------------------------------------
CLASS C RETURN BEFORE TAXES                                  -35.68%        -28.14%      7/31/01
---------------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX(1)
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          -30.26%        -22.87%
---------------------------------------------------------------------------------------
LIPPER GLOBAL FUNDS INDEX(2)
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          -18.65%        -16.32%
---------------------------------------------------------------------------------------
MSCI WORLD INDEX(3)
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          -21.07%        -16.93%
---------------------------------------------------------------------------------------
RUSSELL MIDCAP GROWTH INDEX(4)
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          -27.41%        -21.12%



(1) The Russell 2000(R) Growth Index measures the performance of those companies in the 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged Index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company.

(2) The Lipper Global Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying equity funds classified by Lipper Inc. as global. It is compiled by Lipper Inc.

(3) The Morgan Stanley Capital International World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. It is the exclusive property of Morgan Stanley Capital International Inc.

(4) The Russell MidCap(R) Growth Index measures the performance of those companies in the Russell MidCap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company.

Dated: March 25, 2003                                              CSGPV-16-0303
                                                                  2003-016